Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 21,524,000	$ 185,606,000
Restricted cash	102,000	101,000
Accounts receivable, net	275,000	11,000
Prepaid expenses and other current assets	2,239,000	4,214,000
Assets held for sale	33,295,000	11,462,000
Total current assets	57,435,000	201,394,000
Restricted cash	674,000	584,000
Property and equipment, net	14,212,000	20,101,000
Other assets	27,000	27,000
Intangible assets, net	0	2,800,000
Long-term assets held for sale	9,135,000	9,974,000
Total assets	81,483,000	234,880,000
Current liabilities:
Accounts payable, accrued expenses and other	28,670,000	36,739,000
Deferred rent	2,014,000	1,527,000
Liabilities held for sale	57,538,000	65,480,000
Total current liabilities	88,222,000	103,746,000
Deferred rent, net of current portion	3,386,000	4,926,000
Deferred tax incentives, net of current portion		1,045,000
Long-term debt, net of current portion	216,861,000	257,655,000
Long-term liabilities held for sale	25,673,000	51,197,000
Total liabilities	334,142,000	418,569,000
Commitments and contingencies
Non-controlling interest	(1,539,000)	239,000
Stockholders’ deficit:
Preferred stock, $0.01 par value: 10,000 shares authorized at December 31, 2016 and 2015; no shares issued or outstanding at December 31, 2016 or 2015
Common stock, $0.01 par value: 20,000 shares authorized at December 31, 2016 and 2015, 13,020 and 11,587 issued and outstanding at December 31, 2016 and 2015, respectively	1,302,000	1,159,000
Additional paid-in capital	702,377,000	617,145,000
Accumulated deficit	(954,799,000)	(802,232,000)
Total stockholders’ deficit	(251,120,000)	(183,928,000)
Total liabilities, non-controlling interest and stockholders’ deficit	$ 81,483,000	$ 234,880,000